Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	55 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Dec. 31, 2019
Alpha Fiduciary Quantitative Strategy Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Alpha Fiduciary Quantitative Strategy Fund
Account Value	$ 9,680	$ 9,680	$ 8,930	$ 9,150	$ 9,800	$ 6,330	$ 10,000
Average Annual Return, Percent	8.40%	(0.71%)
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value	$ 18,390	$ 18,390	$ 15,056	$ 13,322	$ 13,970	$ 10,238	$ 10,000
Average Annual Return, Percent	22.15%	14.22%